TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Codere Colombia S. A [Member]
IfrsStatementLineItems [Line Items]
Trade receivable	€ 654
Codere Newco SAU [Member]
IfrsStatementLineItems [Line Items]
Trade receivable		€ 5,795
Latin American [Member]
IfrsStatementLineItems [Line Items]
Trade receivable			€ 4,197	€ 2,405